Offerings	Apr. 21, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, one right and one redeemable warrant (each warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share)
Amount Registered | shares	12,075,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 120,750,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 16,675.58
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act. (2) Represents 12,0750,000 units, including 10,500,000 units to be issued in the offering up to 1,575,000 units which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any, each consisting of one Class A Ordinary Share, one warrant and one right entitling the holder to receive one-fourth of one Class A Ordinary Share.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares included as part of the units
Amount Registered | shares	12,075,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(2) Represents 12,0750,000 units, including 10,500,000 units to be issued in the offering up to 1,575,000 units which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any, each consisting of one Class A Ordinary Share, one warrant and one right entitling the holder to receive one-fourth of one Class A Ordinary Share.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants included as part of the units
Amount Registered | shares	12,075,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(2) Represents 12,0750,000 units, including 10,500,000 units to be issued in the offering up to 1,575,000 units which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any, each consisting of one Class A Ordinary Share, one warrant and one right entitling the holder to receive one-fourth of one Class A Ordinary Share.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Rights included as part of the units
Amount Registered | shares	12,075,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(3) An additional indeterminate amount of securities are being registered hereby to be offered solely for certain market making transactions, by affiliates of the Registrant.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares underlying the Warrants included as part of the Units
Amount Registered | shares	12,075,000
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 138,862,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 19,176.91
Offering Note	(3) An additional indeterminate amount of securities are being registered hereby to be offered solely for certain market making transactions, by affiliates of the Registrant.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying the rights included as part of the units
Amount Registered | shares	3,018,750
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 30,187,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,168.89